N-4	Apr. 30, 2026
Prospectus:
Document Type	N-4
Entity Registrant Name	EMPIRE FIDELITY INVESTMENTS VARIABLE ANNUITY ACCOUNT A
Entity Central Index Key	0000878467
Entity Investment Company Type	N-4
Document Period End Date	Dec. 31, 2025
Amendment Flag	false
Item 17. Investment Options [Line Items]
Investment Options (N-4) [Text Block]
This supplement should be read, retained, and used in conjunction with the Summary Prospectus, Updating Summary Prospectus, and Statutory Prospectus (collectively, the “Prospectuses”) of Personal Retirement Annuity.
Effective November 1, 2026, current expenses for the Fidelity® VIP Investor Freedom Portfolios have changed.
The information in APPENDIX A: FUNDS AVAILABLE UNDER THE CONTRACT relating to the Fidelity® VIP Investor FreedomSM Portfolios is replaced with the following:

Investment Objective	Fund & Adviser/Subadviser	Current Expenses	Average Annual Total Returns (as of 12/31/25)
			1 year	5 year	10 year
Seeks high total return with a secondary objective of principal preservation as the fund approaches its target date and beyond	Fidelity® VIP Investor FreedomSM 2010 Portfolio Adviser: Fidelity Management & Research Company LLC	0.37%	10.57%	3.11%	5.68%
Seeks high total return with a secondary objective of principal preservation as the fund approaches its target date and beyond	Fidelity® VIP Investor FreedomSM 2015 Portfolio Adviser: Fidelity Management & Research Company LLC	0.40%	11.87%	3.95%	6.55%
Seeks high total return with a secondary objective of principal preservation as the fund approaches its target date and beyond	Fidelity® VIP Investor FreedomSM 2020 Portfolio Adviser: Fidelity Management & Research Company LLC	0.44%	13.29%	4.79%	7.33%
Seeks high total return with a secondary objective of principal preservation as the fund approaches its target date and beyond	Fidelity® VIP Investor FreedomSM 2025 Portfolio Adviser: Fidelity Management & Research Company LLC	0.47%	14.44%	5.46%	7.95%
Seeks high total return with a secondary objective of principal preservation as the fund approaches its target date and beyond	Fidelity® VIP Investor FreedomSM 2030 Portfolio Adviser: Fidelity Management & Research Company LLC	0.51%	15.37%	6.18%	8.81%
Seeks high total return with a secondary objective of principal preservation as the fund approaches its target date and beyond	Fidelity® VIP Investor FreedomSM 2035 Portfolio Adviser: Fidelity Management & Research Company LLC	0.55%	16.61%	—	—

Investment Objective	Fund & Adviser/Subadviser	Current Expenses	Average Annual Total Returns (as of 12/31/25)
			1 year	5 year	10 year
Seeks high total return with a secondary objective of principal preservation as the fund approaches its target date and beyond	Fidelity® VIP Investor FreedomSM 2040 Portfolio Adviser: Fidelity Management & Research Company LLC	0.60%	18.69%	—	—
Seeks high total return with a secondary objective of principal preservation as the fund approaches its target date and beyond	Fidelity® VIP Investor FreedomSM 2045 Portfolio Adviser: Fidelity Management & Research Company LLC	0.64%	19.69%	—	—
Seeks high total return with a secondary objective of principal preservation as the fund approaches its target date and beyond	Fidelity® VIP Investor FreedomSM 2050 Portfolio Adviser: Fidelity Management & Research Company LLC	0.64%	19.73%	—	—
Seeks high total return with a secondary objective of principal preservation	Fidelity® VIP Investor Freedom RetirementSM Portfolio† Adviser: Fidelity Management & Research Company LLC	0.37%	9.63%	2.31%	4.40%

†	Prior to April 30, 2026, the fund was named Fidelity ® VIP Investor Freedom Income Portfolio.

Variable Option [Line Items]
Prospectuses Available [Text Block]	More information about the Funds is available in the prospectuses for the Funds, which may be amended from time to time and can be found online at www.dfinview.com/Fidelity/PUFT/PRA. You can also request this information at no cost by calling 1-800-634-9361 or by sending an email request to filifunddocuments@fidelity.com.
Portfolio Companies [Table Text Block]
The information in APPENDIX A: FUNDS AVAILABLE UNDER THE CONTRACT relating to the Fidelity® VIP Investor FreedomSM Portfolios is replaced with the following:

Investment Objective	Fund & Adviser/Subadviser	Current Expenses	Average Annual Total Returns (as of 12/31/25)
			1 year	5 year	10 year
Seeks high total return with a secondary objective of principal preservation as the fund approaches its target date and beyond	Fidelity® VIP Investor FreedomSM 2010 Portfolio Adviser: Fidelity Management & Research Company LLC	0.37%	10.57%	3.11%	5.68%
Seeks high total return with a secondary objective of principal preservation as the fund approaches its target date and beyond	Fidelity® VIP Investor FreedomSM 2015 Portfolio Adviser: Fidelity Management & Research Company LLC	0.40%	11.87%	3.95%	6.55%
Seeks high total return with a secondary objective of principal preservation as the fund approaches its target date and beyond	Fidelity® VIP Investor FreedomSM 2020 Portfolio Adviser: Fidelity Management & Research Company LLC	0.44%	13.29%	4.79%	7.33%
Seeks high total return with a secondary objective of principal preservation as the fund approaches its target date and beyond	Fidelity® VIP Investor FreedomSM 2025 Portfolio Adviser: Fidelity Management & Research Company LLC	0.47%	14.44%	5.46%	7.95%
Seeks high total return with a secondary objective of principal preservation as the fund approaches its target date and beyond	Fidelity® VIP Investor FreedomSM 2030 Portfolio Adviser: Fidelity Management & Research Company LLC	0.51%	15.37%	6.18%	8.81%
Seeks high total return with a secondary objective of principal preservation as the fund approaches its target date and beyond	Fidelity® VIP Investor FreedomSM 2035 Portfolio Adviser: Fidelity Management & Research Company LLC	0.55%	16.61%	—	—

Investment Objective	Fund & Adviser/Subadviser	Current Expenses	Average Annual Total Returns (as of 12/31/25)
			1 year	5 year	10 year
Seeks high total return with a secondary objective of principal preservation as the fund approaches its target date and beyond	Fidelity® VIP Investor FreedomSM 2040 Portfolio Adviser: Fidelity Management & Research Company LLC	0.60%	18.69%	—	—
Seeks high total return with a secondary objective of principal preservation as the fund approaches its target date and beyond	Fidelity® VIP Investor FreedomSM 2045 Portfolio Adviser: Fidelity Management & Research Company LLC	0.64%	19.69%	—	—
Seeks high total return with a secondary objective of principal preservation as the fund approaches its target date and beyond	Fidelity® VIP Investor FreedomSM 2050 Portfolio Adviser: Fidelity Management & Research Company LLC	0.64%	19.73%	—	—
Seeks high total return with a secondary objective of principal preservation	Fidelity® VIP Investor Freedom RetirementSM Portfolio† Adviser: Fidelity Management & Research Company LLC	0.37%	9.63%	2.31%	4.40%

†	Prior to April 30, 2026, the fund was named Fidelity ® VIP Investor Freedom Income Portfolio.

C000024026 [Member] | Fidelity VIP Investor Freedom SM 2010 Portfolio [Member]
Variable Option [Line Items]
Portfolio Company Objective [Text Block]	Seeks high total return with a secondary objective of principal preservation as the fund approaches its target date and beyond
Portfolio Company Name [Text Block]	Fidelity® VIP Investor FreedomSM 2010 Portfolio
Portfolio Company Adviser [Text Block]	Fidelity Management & Research Company LLC
Current Expenses [Percent]	0.37%
Average Annual Total Returns, 1 Year [Percent]	10.57%
Average Annual Total Returns, 5 Years [Percent]	3.11%
Average Annual Total Returns, 10 Years [Percent]	5.68%
C000024026 [Member] | Fidelity VIP Investor Freedom SM 2015 Portfolio [Member]
Variable Option [Line Items]
Portfolio Company Objective [Text Block]	Seeks high total return with a secondary objective of principal preservation as the fund approaches its target date and beyond
Portfolio Company Name [Text Block]	Fidelity® VIP Investor FreedomSM 2015 Portfolio
Portfolio Company Adviser [Text Block]	Fidelity Management & Research Company LLC
Current Expenses [Percent]	0.40%
Average Annual Total Returns, 1 Year [Percent]	11.87%
Average Annual Total Returns, 5 Years [Percent]	3.95%
Average Annual Total Returns, 10 Years [Percent]	6.55%
C000024026 [Member] | Fidelity VIP Investor Freedom SM 2020 Portfolio [Member]
Variable Option [Line Items]
Portfolio Company Objective [Text Block]	Seeks high total return with a secondary objective of principal preservation as the fund approaches its target date and beyond
Portfolio Company Name [Text Block]	Fidelity® VIP Investor FreedomSM 2020 Portfolio
Portfolio Company Adviser [Text Block]	Fidelity Management & Research Company LLC
Current Expenses [Percent]	0.44%
Average Annual Total Returns, 1 Year [Percent]	13.29%
Average Annual Total Returns, 5 Years [Percent]	4.79%
Average Annual Total Returns, 10 Years [Percent]	7.33%
C000024026 [Member] | Fidelity VIP Investor Freedom SM 2025 Portfolio [Member]
Variable Option [Line Items]
Portfolio Company Objective [Text Block]	Seeks high total return with a secondary objective of principal preservation as the fund approaches its target date and beyond
Portfolio Company Name [Text Block]	Fidelity® VIP Investor FreedomSM 2025 Portfolio
Portfolio Company Adviser [Text Block]	Fidelity Management & Research Company LLC
Current Expenses [Percent]	0.47%
Average Annual Total Returns, 1 Year [Percent]	14.44%
Average Annual Total Returns, 5 Years [Percent]	5.46%
Average Annual Total Returns, 10 Years [Percent]	7.95%
C000024026 [Member] | Fidelity VIP Investor Freedom SM 2030 Portfolio [Member]
Variable Option [Line Items]
Portfolio Company Objective [Text Block]	Seeks high total return with a secondary objective of principal preservation as the fund approaches its target date and beyond
Portfolio Company Name [Text Block]	Fidelity® VIP Investor FreedomSM 2030 Portfolio
Portfolio Company Adviser [Text Block]	Fidelity Management & Research Company LLC
Current Expenses [Percent]	0.51%
Average Annual Total Returns, 1 Year [Percent]	15.37%
Average Annual Total Returns, 5 Years [Percent]	6.18%
Average Annual Total Returns, 10 Years [Percent]	8.81%
C000024026 [Member] | Fidelity VIP Investor Freedom SM 2035 Portfolio [Member]
Variable Option [Line Items]
Portfolio Company Objective [Text Block]	Seeks high total return with a secondary objective of principal preservation as the fund approaches its target date and beyond
Portfolio Company Name [Text Block]	Fidelity® VIP Investor FreedomSM 2035 Portfolio
Portfolio Company Adviser [Text Block]	Fidelity Management & Research Company LLC
Current Expenses [Percent]	0.55%
Average Annual Total Returns, 1 Year [Percent]	16.61%
Average Annual Total Returns, 5 Years [Percent]	0.00%
Average Annual Total Returns, 10 Years [Percent]	0.00%
C000024026 [Member] | Fidelity VIP Investor Freedom SM 2040 Portfolio [Member]
Variable Option [Line Items]
Portfolio Company Objective [Text Block]	Seeks high total return with a secondary objective of principal preservation as the fund approaches its target date and beyond
Portfolio Company Name [Text Block]	Fidelity® VIP Investor FreedomSM 2040 Portfolio
Portfolio Company Adviser [Text Block]	Fidelity Management & Research Company LLC
Current Expenses [Percent]	0.60%
Average Annual Total Returns, 1 Year [Percent]	18.69%
Average Annual Total Returns, 5 Years [Percent]	0.00%
Average Annual Total Returns, 10 Years [Percent]	0.00%
C000024026 [Member] | Fidelity VIP Investor Freedom SM 2045 Portfolio [Member]
Variable Option [Line Items]
Portfolio Company Objective [Text Block]	Seeks high total return with a secondary objective of principal preservation as the fund approaches its target date and beyond
Portfolio Company Name [Text Block]	Fidelity® VIP Investor FreedomSM 2045 Portfolio
Portfolio Company Adviser [Text Block]	Fidelity Management & Research Company LLC
Current Expenses [Percent]	0.64%
Average Annual Total Returns, 1 Year [Percent]	19.69%
Average Annual Total Returns, 5 Years [Percent]	0.00%
Average Annual Total Returns, 10 Years [Percent]	0.00%
C000024026 [Member] | Fidelity VIP Investor Freedom SM 2050 Portfolio [Member]
Variable Option [Line Items]
Portfolio Company Objective [Text Block]	Seeks high total return with a secondary objective of principal preservation as the fund approaches its target date and beyond
Portfolio Company Name [Text Block]	Fidelity® VIP Investor FreedomSM 2050 Portfolio
Portfolio Company Adviser [Text Block]	Fidelity Management & Research Company LLC
Current Expenses [Percent]	0.64%
Average Annual Total Returns, 1 Year [Percent]	19.73%
Average Annual Total Returns, 5 Years [Percent]	0.00%
Average Annual Total Returns, 10 Years [Percent]	0.00%
C000024026 [Member] | Fidelity VIP Investor Freedom Retirement SM Portfolio [Member]
Variable Option [Line Items]
Portfolio Company Objective [Text Block]	Seeks high total return with a secondary objective of principal preservation
Portfolio Company Name [Text Block]	Fidelity® VIP Investor Freedom RetirementSM Portfolio	[1]
Portfolio Company Adviser [Text Block]	Fidelity Management & Research Company LLC
Current Expenses [Percent]	0.37%
Average Annual Total Returns, 1 Year [Percent]	9.63%
Average Annual Total Returns, 5 Years [Percent]	2.31%
Average Annual Total Returns, 10 Years [Percent]	4.40%

[1]	Prior to April 30, 2026, the fund was named Fidelity®VIP Investor Freedom Income Portfolio.